Fees Summary	May 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,375,000
Total Fee Amount	1,156.59
Total Offset Amount	0
Net Fee	$ 1,156.59
Offset Table N/A	N/A